Summary of Significant Accounting Policies - Schedule of Disaggregate the Group’s Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregate the Group’s Revenue [Line Items]
Total	$ 644,792	$ 1,271,196	$ 7,323,356
Body and oral care products [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	493,238	306,240	1,047,108
Sanitary pads [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	3,583	954,536	5,162,784
Accessories [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues			1,015,961
Others [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues		26	55,067
AI technology services [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	117,958
Licensing Fees [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues		10,394	42,436
Offline [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	496,821	1,234,211	3,042,307
Online [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues		26,591	4,238,613
Licensing Fees One [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues		10,394	42,436
AI technology services [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	117,958
Product Sales Other [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	30,013
Product Sales Other One [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	30,013
Point in time [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	496,821	1,260,802	7,280,920
Over time [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	$ 147,971	$ 10,394	$ 42,436